RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
RELATED PARTIES

30.	RELATED PARTIES

The Company adopts corporate governance practices as recommended and/or required by the applicable laws. Under the Company’s bylaws, the Board of Directors is responsible for approving any transactions or agreements between the Company and/or any of its subsidiaries (except wholly owned subsidiaries), its directors and/or shareholders (including direct or indirect partners of the Company’s shareholders). The Company's Governance Committee is responsible for advising the Board of Directors on matters related to related parties transactions, among other matters.

Management is prohibited from interfering in any transaction in which a conflict of interest with the Company’s interests exists, even if only in theory. This prohibition also applies to the decisions taken by other members of Management on the matter. When such a conflict exists, members must inform Management of the conflict, and ensure that their non-participation in the deliberation is recorded in the minutes of the Board of Directors or Executive Board meeting.

30.1 Transactions with key Management members

Key Management includes the Statutory Executive Board and the Board of Directors. In addition to short-term benefits (primarily salaries), Management members are entitled to participate in share-based payment schemes, as described in note 25- Share-based payments).

The total expenses related to the Company’s Management members are as follow:

	2024	2023	2022

Short-term benefits (i)	56.7	52.2	67.2
Share-based payments (ii)	99.7	80.7	66.0
Social security (iii)	18.1	14.4	7.0
Total key Management remuneration	174.5	147.3	140.2

(i)	These mainly correspond to management salaries and variable compensation (including performance bonuses).

(ii)	Reflects expenses related to share options, deferred shares, restricted stocks and performance shares granted to Management

(iii)	Represents to the social security charges (INSS) levied on the Management’s remuneration.

Except for the abovementioned remuneration, the Company has no other types of transactions with Management members, nor does it have outstanding balances receivable from or payable to them in its balance sheet.

In addition, on October 19, 2023, the Company adopted a clawback policy in relation to performance-based variable compensation awarded to certain executives, restricted to the members of the Statutory Executive Board. According to this policy, "performance-based variable compensation" is broadly defined to include any compensation that is granted, earned, or vested based wholly or in part upon the attainment of a financial reporting measure (e.g. variable performance-related compensation (bonuses) and annual long-term incentive performance stock units (“PSUs”)).

The policy provides that, in the event that the company is required to prepare a restatement of its financial statements due to the company's material non-compliance with any financial reporting requirements under the applicable securities laws, the Company will recover (on a pre-tax basis) from the Statutory Executive Board members any performance-based compensation awarded on or after October 2, 2023, and for the three fiscal years preceding the date on which the restatement was required, and which exceeds the amount that would have been due if the performance-based variable compensation had been determined based on the restated financial information, subject to certain limited exceptions. The recovery of such compensation applies regardless of any individual misconduct by the executive or by any other member of the Statutory Executive Board, and irrespective of whether any member of the Statutory Executive Board caused or contributed to the misstatement of the financial statements.

30.2 Transactions with the Company's shareholders:

30.2.1 Medical, dental and other benefits

Fundação Zerrenner is one of Ambev’s shareholders, holding 10.2% of its share capital. Fundação Zerrenner is also an independent legal entity whose main goal is to provide Ambev’s employees, both active and retired, with healthcare and dental assistance, support for technical and higher education courses, and facilities for assisting elderly people, either directly or through financial assistance agreements with other entities. At December 31, 2024, and December 31, 2023, the actuarial obligations related to the benefits provided directly by Fundação Zerrenner were fully funded by plan assets held for this purpose, which significantly exceeded the respective liabilities at these dates.

Ambev recognizes the assets (prepaid expenses) of this plan to the extent of the economic benefits that are available to the Company, arising from reimbursements or reductions in future contributions.

As at December 31, 2024, the expenses incurred and recorded by Fundação Zerrenner with third parties to provide these benefits amounted to R$347.0 at December 31, 2024 (R$322.9 at December 31, 2023), of which R$312.5 and R$34.5 were related to active employees and retirees respectively (R$291.7 and R$31.2 at December 31, 2023, respectively).

30.2.2 Licensing agreement with AB InBev

The Company has a licensing agreement with Anheuser-Busch, Inc. S.A./N.V. (“AB InBev”) and some of its subsidiaries, such as Group Modelo and Spaten-Franziskaner-Bräu GmbH to produce, bottle, import, promote, sell and distribute its main products in the territories in which the Group operates. Similarly, the Company also grants a license to AB InBev and some of its subsidiaries to distribute its main products, such as Brahma® in its territories.

In this context, at December 31, 2024 the Company recorded R$46.3 (R$35.4 at December 31, 2023 and R$22.6 at December 31, 2022) and R$1,103.4 (R$888.6 at December 31, 2023 and R$736.7 at December 31, 2022) as royalties income and expenses, respectively in its Consolidated results.

30.3 Transactions with related parties recognized in the income statement

	2024
	Sales and other	Service fees / reimbursement of expenses and other receivables	Royalties income	Product purchases and other	Royalties expenses	Net finance cost
AB InBev	-	188.1	0.2	(5.7)	(242.5)	70.4
AB Package	-	-	-	(284.6)	-	-
AB Procurement	-	-	-	(1.2)	-	-
AB Services	0.3	2.0	-	-	-	-
AB USA	-	-	46.1	(475.5)	(546.4)	-
Bavaria	317.9	-	-	(50.9)	-	-
Cervecería Modelo	0.4	-	-	(894.5)	(280.2)	(13.5)
InBev	-	-	-	(49.4)	-	-
ITW International	-	-	-	-	-	(2.1)
Other	18.1	61.0	-	(74.7)	(34.3)	2.1
	336.7	251.1	46.3	(1,836.5)	(1,103.4)	56.9

	2023
	Sales and other	Service fees / reimbursement of expenses and other receivables	Royalties income	Product purchases and other	Royalties expenses	Net finance cost
AB InBev	-	97.2	0.1	(0.5)	(143.3)	64.0
AB Package	-	-	-	(235.5)	-	-
AB Procurement	-	-	-	-	-	(0.5)
AB Services	0.3	8.1	-	-	-	-
AB USA	-	-	35.3	(464.5)	(454.5)	(0.2)
Bavaria	72.3	-	-	(56.7)	-	-
Cervecería Modelo	0.9	-	-	(959.2)	(275.7)	-
InBev	-	-	-	(41.9)	-	-
ITW International	-	-	-	-	-	120.0
Other	1.4	10.8	-	(28.7)	(15.1)	1.0
	74.9	116.1	35.4	(1,787.0)	(888.6)	184.3

	2022
	Sales and other	Service fees / reimbursement of expenses and other receivables	Royalties income	Product purchases and other	Royalties expenses	Net finance cost
AB InBev	-	5.2	0.1	21.0	(146.8)	208.7
AB Package	-	-	-	(356.8)	-	-
AB Procurement	-	-	-	(18.1)	-	-
AB USA	3.1	-	22.4	(653.6)	(479.2)	-
Ambev Peru	0.6	-	-	-	-	-
Bavaria	32.0	-	-	(56.7)	-	-
Cervecería Modelo	124.4	-	-	(1,227.5)	(96.1)	-
Cervecerías Peruanas	1.7	-	-	(49.6)	-	-
InBev	-	-	-	(129.8)	-	-
ITW International	-	-	-	-	-	37.3
Other	84.8	9.6	-	(79.7)	(14.6)	1.9
	246.6	14.8	22.5	(2,550.9)	(736.7)	247.9

30.4 Open balances with related parties

	2024			2023
	Current			Current
	Trade receivables (i)	Other trade receivables (i)	Dividends receivable	Trade receivables (i)	Other trade receivables (i)	Dividends receivable
AB Africa	3.4	-	-	3.7	-	-
AB InBev	121.6	12.9	-	139.2	-	-
AB Services	6.7	-	-	17.2	-	-
AB USA	24.9	-	-	27.1	-	-
Bavaria	0.4	-	-	10.4	-	-
Cervecería Modelo	21.5	-	-	11.2	-	-
Cervecerías Peruanas	0.2	-	-	-	-	-
InBev	2.6	24.8	-	1.4	19.0	-
Panama Holding	9.1	-	1.3	4.0	-	1.0
Other	47.5	-	-	22.5	-	-
	237.9	37.7	1.3	236.7	19.0	1.0

	2024			2023
	Non-current	Current		Non-current	Current
	Trade payables (i)	Trade payables (i)	Dividends payable	Trade payables (i)	Trade payables (i)
AB InBev	-	(84.9)	-	-	(21.5)
AB Package	-	(131.0)	-	-	(110.2)
AB Services	-	(5.8)	-	-	(2.4)
AB USA	-	(254.1)	-	-	(209.6)
Bavaria	-	(8.8)	-	-	(30.2)
Cervecería Modelo	-	(633.6)	-	-	(1,497.9)
Cervecerías Peruanas	-	(6.1)	-	-	(7.9)
InBev	-	(9.8)	-	-	(8.7)
ITW International	(258.3)	-	(3,569.1)	(199.9)	-
Other	-	(46.5)	(544.4)	-	(28.1)
	(258.3)	(1,180.6)	(4,113.5)	(199.9)	(1,916.5)

(i)	The amount represents trading operations (purchase and sale) and reimbursements between the companies of the group

The list of companies included in the tables above is as follows:

AB InBev Procurement GmbH ("AB Procurement")
Anheuser-Busch Inbev Africa (Pty) Ltd. ("AB Africa")
Anheuser-Busch InBev N.V. ("AB InBev")
Anheuser-Busch Inbev Services LLC ("AB Services")
Anheuser-Busch Inbev USA LLC ("AB USA")
Anheuser-Busch Packaging Group Inc. ("AB Package")
Bavaria S.A. ("Bavaria")
Cervecería Modelo de Mexico S. de R.L. de C.V. ("Cervecería Modelo")
Cervecería Nacional S de RL ("Panamá Holding")
Compañia Cervecera Ambev Peru S.A.C. (“Ambev Peru”)
InBev Belgium N.V. ("InBev")
Interbrew International B.V. ("ITW International")
Unión de Cervecerias Peruanas Backus Y Johnston S.A.A. ("Cervecerías Peruanas")

Accounting policies

Transactions between subsidiaries, including balances, unrealized gains and losses on these transactions, are eliminated. The accounting policies of the subsidiaries are consistent with those adopted by the parent company.

Royalties expenses incurred are recorded as part of the cost of goods sold.

It is the Company's policy that related party transactions follow should be carried out based on reasonable and commutative conditions, in line with those applicable in the market, or at which the Company would contract with third parties, and that these transactions should be reflected clearly in the individual and consolidated financial statements and formalized in written contracts.